ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy - Additional information (Details) - Equity securities - Recurring fair value measurement [member] - Level 3 of fair value hierarchy [member] - COP ($)
$ in Millions
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Sales/redemptions	$ 1,199	$ 606,614
Banco de Bogota S.A.
Disclosure of fair value measurement of assets [line items]
Sales/redemptions	$ 1,199